Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.

Subsequent to March 31, 2025, the Company issued 1,500,000 shares under the Common Stock Purchase Agreement in exchange for cash proceeds of $593,760.

On March 21, 2025, the Company entered into an agreement with a consultant to provide marketing and distribution services to the Company through September 30, 2025. Subsequent to March 31, 2025, the Company issued 120,000 shares of Class A Common Stock. Prior to September 30, 2025, in the event the Company’s shares achieve a consecutive 20 trading day moving average trading price of $1 or more, the consultant will receive $60,000 of shares of Class A Common Stock.

On March 28, 2025, the Company entered into an agreement with a consultant to provide transaction advisory services. Subsequent to March 31, 2025, the Company issued 100,000 shares of Class A Common Stock. In the event any transaction introduced by the consultant is closed, the consultant will be entitled to a fee of 3% of the aggregate consideration of such transaction and would receive 3% of any consideration paid to the Company related to drilling, completing plugging or abandoned the first three horizontal wells.

On April 28, 2025, the Company agreed to issue 98,615 shares to a vendor to settle accounts payable of $98,615.

On May 7, 2025, the Company issued a total of 32,500 Class A common shares to a consultant pursuant to the terms of the consulting agreement described in Note 6, including 55,422 owed as of March 31, 2025.

Subsequent to March 31, 2025, the Company and 14 of the Investors (the “Exchange Investors”) entered into exchange agreements (the “Exchange Agreements”) whereby the Exchange Investors exchanged their Old Notes and Old Warrants for convertible promissory notes (the “Convertible Notes”). The principal amounts of the Convertible Notes were determined by adding the original principal amount of the Old Notes and the number of Old Warrants. In connection with the Exchange Agreements, the Company issued Convertible Notes in the aggregate principal amount of $6,850,000 in exchange for Old Notes in the aggregate principal amount of $2,900,000 and 3,950,000 Old Warrants.

The Convertible Notes mature on January 31, 2028 and accrue interest at a rate of 7.5% per annum. The Convertible Notes may be prepaid by the Company at any time, in whole or in part, without any premium or penalty. The Convertible Notes may be converted by the holders at any time after issuance into shares of Class A Common Stock at a conversion price equal to the greater of (a) $0.25 per share or (b) 90% multiplied by the average of the three lowest VWAPs of the Class A Common Stock over the ten trading days prior to conversion (the “Conversion Price”). If, at any time the Convertible Notes are outstanding, the Company issues or sells Class A Common Stock for no consideration or at a price lower than the then-current Conversion Price, then the Conversion Price of the Convertible Notes will be automatically reduced to the amount of consideration per share received by the Company in such sale or offering. In addition, so long as any Convertible Notes are outstanding, if the Company issues any security on terms more favorable than the Convertible Notes, then the Company must notify the holder and such more favorable term shall become a part of the Convertible Note, at the holder’s option

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued.

On January 10, 2025, the Company issued a total of 60,500 Class A common shares to a consultant pursuant to the terms of the consulting agreement described in Note 8, including 43,800 owed as of December 31, 2024.

On January 13, 2025, the Company entered into a settlement agreement with its former President, Donald Orr, whereby the Company agreed to pay Mr. Orr. $75,000 in cash and issue 200,000 class A common shares for the termination of his prior consulting agreement.

On January 14, 2025, the Company entered into an agreement with a consultant whereby the Company agreed to issue the consultant 45,050 Class A common shares for the settlement of $45,050 in outstanding services.

On February 10, 2025, the Company entered into a Purchase, Sale, Termination and Exchange Agreement (the “Agreement”), by and among the Company, OpCo, SPAC Subsidiary, HNRA Royalties, EON Royalty, CIC, DenCo, EON Management, and 4400. The closing of the transactions contemplated by the Agreement (the “Closing”) is subject to the satisfaction of various conditions, including the Company obtaining financing.

Pursuant to the Agreement, the Company agreed to purchase the ORRI from EON Royalty for $14,000,000, payable in cash at the Closing. In addition, at the Closing, EON Royalty agreed to waive all outstanding interest accrued under the Seller Note, reduce the outstanding principal amount of the Seller Note to $8,000,000 and settle and discharge the Seller Note in exchange for the payment of $8,000,000 in cash. EON Royalty further agreed to assign and transfer the OpCo Preferred Units to OpCo in exchange for the issuance by the Company of 3,000,000 shares of Class A Common Stock at the Closing. On February 11, 2025, EON Royalty Exchanged the remaining 500,000 OpCo Class B Units for 500,000 shares of Class A Common Stock. As a result, there are no remaining Class B Common shares outstanding as of this filing.

 As consideration for entering into the Agreement, the Company agreed to release the Escrow Shares to EON Royalty and to promptly process any exchange notice delivered by EON Royalty to exchange the Escrow Share for shares of Class A Common Stock, and EON Royalty agreed to deliver such exchange notice within two days of the date of the Agreement. The Agreement contains customary representations, warranties, indemnification provisions closing conditions, and covenants.

The Closing is contingent upon the occurrence of certain conditions, including (i) the availability of financing to the Company, (ii) the receipt by EON Royalty of a consent of First International Bank & Trust to the Agreement and a written termination agreement, executed by the Company and First International Bank & Trust, terminating that certain Subordination Agreement, dated as of November 15, 2023, by and among First International Bank & Trust, the Company and EON Royalty, (iii) the receipt by the Company of any required stockholder consents, (iv) the respective representations and warranties of the parties being true and correct, subject to certain materiality exceptions and (v) the performance by the parties in all material respects of their respective obligations under the Agreement.

The Agreement may be terminated at any time by mutual consent of the parties thereto or by any one party if the counterparty is in material breach of the Agreement. If the Closing does not occur prior to 1:00 p.m. Central Time on June 3, 2025, the Agreement will automatically terminate.

Subsequent to December 31, 2024, the Company and 16 of the Investors (the “Exchange Investors”) entered into exchange agreements (the “Exchange Agreements”) whereby the Exchange Investors exchanged their Old Notes and Old Warrants for convertible promissory notes (the “Convertible Notes”). The principal amounts of the Convertible Notes were determined by adding the original principal amount of the Old Notes and the number of Old Warrants. In connection with the Exchange Agreements, the Company issued Convertible Notes in the aggregate principal amount of $1,566,500 in exchange for Old Notes in the aggregate principal amount of $682,500 and 1,634,000 Old Warrants.

The Convertible Notes mature on January 31, 2028 and accrue interest at a rate of 7.5% per annum. The Convertible Notes may be prepaid by the Company at any time, in whole or in part, without any premium or penalty. The Convertible Notes may be converted by the holders at any time after issuance into shares of Class A Common Stock at a conversion price equal to the greater of (a) $0.25 per share or (b) 90% multiplied by the average of the three lowest VWAPs of the Class A Common Stock over the ten trading days prior to conversion (the “Conversion Price”). If, at any time the Convertible Notes are outstanding, the Company issues or sells Class A Common Stock for no consideration or at a price lower than the then-current Conversion Price, then the Conversion Price of the Convertible Notes will be automatically reduced to the amount of consideration per share received by the Company in such sale or offering. In addition, so long as any Convertible Notes are outstanding, if the Company issues any security on terms more favorable than the Convertible Notes, then the Company must notify the holder and such more favorable term shall become a part of the Convertible Note, at the holder’s option

Subsequent to year end, the Company issued 1,954,514 shares of class A common stock for the conversion of $1,368,000 in convertible notes principal and $10,888 of accrued interest pursuant to the terms of the convertible notes.

Subsequent to December 31, 2024, the Company issued 4,770,000 shares under the Common Stock Purchase Agreement in exchange for cash proceeds of $4,364,572.

Subsequent to year end, an additional 9,357 shares were issued to an employee related to vesting of RSU awards,